[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238
MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

	Shares	Value (000)
COMMON STOCKS (94.5%) (Unless otherwise noted)
Auto Components (1.4%)
Apollo Tyres Ltd.	2,075	$10
Motor Industries Co., Ltd.	(a)138,440	5,170
		5,180
Automobiles (6.0%)
Amtek Auto Ltd.	356,075	4,786
Hero Honda Motors Ltd.	1,726,332	16,833
Patheja Forgings & Auto Ltd.	(a)(b)450,000	@—
		21,619
Biotechnology (0.1%)
Shantha Biotechnics PCL	(b)500,000	435
Chemicals (3.1%)
Asian Paints (India) Ltd.	726,876	5,126
ICI (India) Ltd.	25,000	106
Indian Petrochemicals Co.	1,365,000	6,156
		11,388
Commercial Banks (12.3%)
HDFC Bank Ltd.	1,154,279	10,123
HDFC Bank Ltd. ADR	135,300	4,593
Industrial Development Bank of India Ltd.	(a)5,255,903	10,321
Punjab National Bank Ltd.	655,000	3,699
State Bank of India Ltd.	(b)1,081,016	11,790
UTI Bank Ltd.	1,405,000	3,975
		44,501
Commercial Services & Supplies (0.2%)
Xerox Modicorp Ltd.	(a)(b)718,225	547
Construction Materials (2.7%)
Associated Cement Co., Ltd.	1,686,000	9,796
Diversified Telecommunication Services (2.0%)
Mahanagar Telephone Nigam Ltd.	2,290,000	7,042
Electrical Equipment (9.4%)
ABB Ltd.	651,491	10,675
Bharat Heavy Electricals Ltd.	1,870,848	23,376
		34,051
Food Products (0.1%)
Nestle (India) Ltd.	17,396	203
Household Products (1.9%)
Hindustan Lever Ltd.	2,496,445	6,818
Industrial Conglomerates (6.1%)
Grasim Industries Ltd.	382,500	9,557
Grasim Industries Ltd. GDR	58,000	1,465
Siemens India Ltd.	457,604	11,170
		22,192
Internet Software & Services (0.0%)
IndiaInfo.com PCL	(a)(b)(c)532,875	@—
IT Services (9.6%)
Infosys Technologies Ltd.	433,500	15,998
Tata Consultancy Services Ltd.	(a)315,000	7,043
Wipro Ltd.	689,591	8,956
Wipro Ltd. ADR	143,430	2,710
		34,707
Machinery (1.7%)
Cummins (India) Ltd.	1,752,174	4,772
Lakshmi Synthetic Machinery Manufacturers Ltd.	(a)(b)137,700	10
Punjab Tractors Ltd.	341,000	1,376
		6,158
Marine (1.1%)
Alok Industries Ltd.	3,065,700	3,941
Media (0.4%)
New Delhi Television Ltd.	(a)(b)833,250	1,606
Metals & Mining (6.9%)
Hindalco Industries Ltd.	318,938	9,358
Steel Authority of India	(a)9,700,286	9,841
Tata Iron & Steel Co., Ltd.	905,100	5,693
		24,892
Oil & Gas (9.6%)
Bharat Petroleum Corp., Ltd.	574,600	4,393
Chennai Petroleum Corp., Ltd.	967,000	3,737
Indian Oil Corp., Ltd.	680,500	6,498
Mahindra & Mahindra Ltd.	574,000	5,350
Oil & Natural Gas Corp., Ltd.	910,254	14,833
		34,811
Paper & Forest Products (0.9%)
Ballarpur Industries Ltd.	1,812,000	3,032
Ballarpur Industries Ltd. GDR (Registered)	43,000	333
		3,365

Portfolio of Investments (cont’d)

	Shares	Value (000)
Pharmaceuticals (8.4%)
Cipla Ltd.	2,326,310	$14,993
Dabur Pharma Ltd.	341,337	292
GlaxoSmithkline Pharmaceuticals Ltd.	381,954	5,603
Matrix Laboratories Ltd.	121,812	4,311
Sun Pharmaceuticals Industries Ltd.	(a)570,760	5,306
		30,505
Road & Rail (2.6%)
Container Corp. of India Ltd.	596,251	9,535
Software (2.0%)
I-Flex Solutions Ltd.	267,000	3,710
Mphasis BFL Ltd.	516,000	3,346
		7,056
Thrifts & Mortgage Finance (3.3%)
Housing Development Finance Corp., Ltd.	908,355	12,059
Tobacco (1.9%)
ITC Ltd.	284,000	7,035
Transportation Infrastructure (0.8%)
Dredging Corp. of India Ltd.	326,723	3,026
TOTAL COMMON STOCKS (Cost $251,945)		342,468

	Face Amount (000)
CORPORATE BOND (0.1%)
Household Products (0.1%)
Hindustan Lever Ltd. 9.00% 1/1/05 (Cost $@—)	INR2,296	306
SHORT-TERM INVESTMENT (2.5%)
Repurchase Agreement (2.5%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $9,081 (Cost $9,081)	$ (d)9,081	9,081
TOTAL INVESTMENTS + (97.1%) (Cost $261,026)		351,855
OTHER ASSETS LESS LIABILITIES (2.9%)		10,545
TOTAL NET ASSETS (100.0%)		$362,400

(a)                                Non-income producing.

(b)                               Securities valued at fair value — At September 30, 2004 the Fund held $14,388,000 of fair valued securities, representing 4.0% of net assets.

(c)                                Restricted security valued at fair value and not registered under the Securities Act of 1933. IndiaInfo.com PCL was acquired 3/00 at a cost of $2,347,000. At September 30, 2004, this security had an aggregate market value of $0, representing 0.0% of net assets.

(d)                               The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@                                  Value is less than $500.

ADR                   American Depositary Receipt

GDR                     Global Depositary Receipt

INR                         Indian Rupee

+                                       At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $261,026,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $90,829,000 of which $112,020,000 related to appreciated securities and $21,191,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004